Income Taxes - Unrecognized Tax Benefits Roll Forward (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance as of beginning of the year	$ 4,081	$ 5,925		$ 6,308
Additions of tax positions of prior years	6,441	56	3,815
Reductions of tax positions of prior years	(842)	0	0
Reductions due to lapse of the statute of limitations	(58)	(1,899)	(4,196)
Foreign currency exchange change	(1)	(1)	(2)
Balance as of end of the year	$ 9,621	$ 4,081	$ 5,925	$ 6,308